Schedule of Deferred Tax Assets and Liabilities, Detailed (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 1	$ 1,810,234
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 2	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 3	908,528
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 5	631,424
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 6	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 7	3,852,864
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 8	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 9	111,803
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 10	(221,530)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 11	132,164
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 12	(129,317)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 13	1,323,187
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 14	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 15	1,163,733
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 16	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 17	16,618
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 18	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 19	31,959
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 20	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 21	128,183
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 22	135,198
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 23	20,133
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 24	62,366
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 25	4,021,449
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 26	(86,332)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 27	6,109,381
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 28	(66,951)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 29	(3,561,212)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 30	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 31	(1,839,339)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 32	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 33	460,237
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 34	(86,332)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 35	4,270,042
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 36	$ (66,951)